SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Selling, general and administrative expense [abstract]
Selling and marketing expenses	$ (421.4)	$ (341.0)	$ (1,203.8)	$ (976.3)
Administrative and other expenses	(165.1)	(147.1)	(494.3)	(392.2)
Total	$ (586.5)	$ (488.1)	$ (1,698.1)	$ (1,368.5)